COMMITMENTS	6 Months Ended
Jun. 30, 2025
COMMITMENTS
COMMITMENTS

Note 17 — COMMITMENTS

Operating lease commitments

The total future minimum lease payments including the agreed upon property management fee under the non-cancellable operating lease with respect to the contractual obligations were as follows:

	As of	As of	As of
	December 31,	June 30,	June 30,
	2024	2025	2025
	RMB	RMB	US$
Within 1 year	143,438	143,438	20,023
1 – 2 years	71,719	143,438	20,023
Total	215,157	286,876	40,046